INCOME TAX EXPENSE - Components of deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Deferred tax assets	$ 253.1	$ 280.8
Deferred tax liabilities - net	296.9	430.3	$ 485.1
Accrued expenses and other
Income tax expense
Deferred tax assets	103.6	49.0
Deferred tax liabilities	0.5	1.3
Property, plant and equipment [member]
Income tax expense
Deferred tax assets	0.4	1.8
Deferred tax liabilities	507.5	662.7
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	74.2	118.6
Inventory capitalization
Income tax expense
Deferred tax assets		20.6
Deferred tax liabilities	42.0	47.1
Non-capital loss
Income tax expense
Deferred tax assets	$ 74.9	$ 90.8